Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS Small Cap Growth FundThe following sentence replaces the existing similar disclosure in the “Main investments” sub-section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus, and in the “Main investments” sub-section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and the “FUND DETAILS” section of the fund’s prospectus.As of December 31, 2021, companies in which the fund typically invests have a market capitalization range of between $31.6 million and $24.8 billion.Please Retain This Supplement for Future Reference
DWS Small Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS Small Cap Growth FundThe following sentence replaces the existing similar disclosure in the “Main investments” sub-section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus, and in the “Main investments” sub-section under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and the “FUND DETAILS” section of the fund’s prospectus.As of December 31, 2021, companies in which the fund typically invests have a market capitalization range of between $31.6 million and $24.8 billion.Please Retain This Supplement for Future Reference